Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	750,000,000	750,000,000
Common stock shares issued	399,184,128	391,846,880
Common stock shares outstanding	399,184,128	391,846,880